Segment information - Segment liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	€ 73	€ 82	€ 0
Current financial liabilities related to Mobile Financial Services activities	3,073	3,034	3,161
Isolation of electronic money	1,430	1,242	1,030
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	(27)	(27)	(27)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Isolation of electronic money, current financial liabilities	1,430	1,242	1,028
Isolation of electronic money	1,430	1,242	1,028
Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	119	171	86
Current financial liabilities related to Mobile Financial Services activities	3,074	3,034	3,161
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities related to Mobile Financial Services activities	100	109	28
Current financial liabilities related to Mobile Financial Services activities	€ 3,073	€ 3,034	€ 3,161